UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02402
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2025:
  John Hancock Bond Fund

John Hancock Bond Fund
Class A/JHNBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$78	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class A/JHNBX) returned 5.32% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class A/JHNBX)	1.12%	(0.96)%	1.38%
Bond Fund (Class A/JHNBX)—excluding sales charge	5.32%	(0.15)%	1.80%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-A

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class C/JHCBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$149	1.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class C/JHCBX) returned 4.59% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class C/JHCBX)	3.59%	(0.85)%	1.09%
Bond Fund (Class C/JHCBX)—excluding sales charge	4.59%	(0.85)%	1.09%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-C

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class I/JHBIX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$47	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class I/JHBIX) returned 5.64% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class I/JHBIX)	5.64%	0.15%	2.10%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-I

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$36	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class NAV) returned 5.76% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class NAV)	5.76%	0.27%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Class NAV shares were first offered 8-31-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-NAV

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class R2/JHRBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$87	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R2/JHRBX) returned 5.15% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R2/JHRBX)	5.15%	(0.25)%	1.70%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-R2

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class R4/JBFRX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R4/JBFRX) returned 5.49% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R4/JBFRX)	5.49%	0.02%	1.97%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-R4

5/25

7/25

John Hancock Bond Fund

John Hancock Bond Fund
Class R6/JHBSX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$36	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R6/JHBSX) returned 5.67% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC, Enbridge, Inc., and Paramount Global.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in high-yield bonds, asset-backed securities, commercial mortgage-backed securities, and emerging-market corporate issues.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s positions registered positive absolute returns, certain holdings, including Occidental Petroleum Corp., finished with losses.
Saks Global Enterprises | A position in the bonds of the luxury retailer lost ground, as did holdings in specific longer-dated U.S. Treasury issues and U.S. Treasury futures.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R6/JHBSX)	5.67%	0.25%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,129,016,250
Total number of portfolio holdings	1,107
Total advisory fees paid (net)	$78,343,545
Portfolio turnover rate	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.1%
Corporate bonds	35.5%
U.S. Government	18.8%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543866

21A-R6

5/25

7/25

John Hancock Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $72,051 and $69,467 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $695 and $80 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,382 and $4,254 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $369 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $640,514 for the fiscal year ended May 31, 2025 and $974,002 for the fiscal year ended May 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2025 for the following fund:

  John Hancock Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Bond Fund
Fixed income
May 31, 2025

John Hancock
Bond Fund

2	Fund’s investments
38	Financial statements
42	Financial highlights
49	Notes to financial statements
59	Report of independent registered public accounting firm
60	Tax information
1	JOHN HANCOCK BOND FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 54.9%				$14,341,747,233
(Cost $14,986,093,706)
U.S. Government 18.8%				4,903,019,407
U.S. Treasury
Bond	2.500	02-15-45	29,182,000	20,078,584
Bond	3.375	08-15-42	366,996,000	302,097,917
Bond	3.375	11-15-48	155,041,000	119,896,354
Bond	4.000	11-15-42	432,690,000	387,443,473
Bond	4.625	11-15-44	342,983,000	329,424,453
Bond	4.625	02-15-55	604,407,000	576,453,176
Bond	4.750	11-15-43	707,701,000	693,851,072
Bond	4.750	02-15-45	41,763,000	40,764,603
Note	3.875	03-31-27	133,677,000	133,525,569
Note	3.875	04-30-30	278,426,000	277,316,645
Note	4.000	04-30-32	722,430,000	715,318,576
Note	4.250	06-30-31	721,559,000	727,590,786
Note	4.250	05-15-35	585,849,000	579,258,199
U.S. Government Agency 36.1%				9,438,727,826
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	48,729,796	44,385,496
15 Yr Pass Thru	4.500	11-01-37	13,988,739	13,844,293
15 Yr Pass Thru	4.500	12-01-37	9,326,204	9,218,245
15 Yr Pass Thru	4.500	01-01-38	9,913,796	9,799,034
15 Yr Pass Thru	4.500	02-01-38	30,488,432	30,135,501
30 Yr Pass Thru	2.000	09-01-50	105,255,080	83,216,856
30 Yr Pass Thru	2.000	03-01-52	55,978,663	44,205,415
30 Yr Pass Thru	2.500	09-01-50	23,433,368	19,409,259
30 Yr Pass Thru	2.500	08-01-51	53,735,491	44,558,109
30 Yr Pass Thru	2.500	11-01-51	40,338,261	33,423,755
30 Yr Pass Thru	2.500	12-01-51	12,686,672	10,468,400
30 Yr Pass Thru	3.000	03-01-43	2,534,609	2,294,988
30 Yr Pass Thru	3.000	12-01-45	8,776,495	7,758,289
30 Yr Pass Thru	3.000	05-01-46	1,640,802	1,449,932
30 Yr Pass Thru	3.000	10-01-46	3,620,782	3,196,191
30 Yr Pass Thru	3.000	10-01-46	2,700,413	2,385,436
30 Yr Pass Thru	3.000	10-01-46	5,058,975	4,459,411
30 Yr Pass Thru	3.000	10-01-46	37,736,763	33,335,143
30 Yr Pass Thru	3.000	12-01-46	28,983,338	25,484,974
30 Yr Pass Thru	3.000	12-01-46	6,812,254	6,015,543
30 Yr Pass Thru	3.000	04-01-47	19,393,345	17,094,941
30 Yr Pass Thru	3.000	09-01-49	9,993,126	8,650,515
30 Yr Pass Thru	3.000	10-01-49	12,557,221	10,881,887
30 Yr Pass Thru	3.000	12-01-49	12,179,616	10,505,180
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-50	10,582,980	$9,171,041
30 Yr Pass Thru	3.000	02-01-50	6,674,990	5,780,268
30 Yr Pass Thru	3.000	11-01-50	13,055,133	11,260,333
30 Yr Pass Thru	3.000	06-01-51	64,916,069	56,011,791
30 Yr Pass Thru	3.000	02-01-52	47,140,236	40,519,522
30 Yr Pass Thru	3.000	06-01-52	56,395,203	48,509,902
30 Yr Pass Thru	3.000	08-01-52	65,828,968	56,933,190
30 Yr Pass Thru	3.500	06-01-42	1,823,732	1,695,062
30 Yr Pass Thru	3.500	04-01-44	2,774,327	2,569,544
30 Yr Pass Thru	3.500	05-01-45	4,549,312	4,164,073
30 Yr Pass Thru	3.500	08-01-46	27,571,204	25,160,439
30 Yr Pass Thru	3.500	09-01-46	5,889,929	5,347,318
30 Yr Pass Thru	3.500	10-01-46	1,059,129	965,859
30 Yr Pass Thru	3.500	10-01-46	11,016,699	9,901,943
30 Yr Pass Thru	3.500	11-01-46	3,227,731	2,930,375
30 Yr Pass Thru	3.500	11-01-46	3,745,631	3,408,758
30 Yr Pass Thru	3.500	12-01-46	4,919,984	4,480,566
30 Yr Pass Thru	3.500	01-01-47	3,371,248	3,074,367
30 Yr Pass Thru	3.500	02-01-47	4,570,277	4,163,521
30 Yr Pass Thru	3.500	04-01-47	6,094,673	5,557,959
30 Yr Pass Thru	3.500	08-01-47	32,289,311	28,993,502
30 Yr Pass Thru	3.500	09-01-47	16,276,663	14,782,257
30 Yr Pass Thru	3.500	12-01-49	22,248,990	19,908,481
30 Yr Pass Thru	3.500	03-01-52	22,189,296	19,903,605
30 Yr Pass Thru	3.500	03-01-52	36,993,204	33,032,297
30 Yr Pass Thru	3.500	04-01-52	74,505,066	66,807,113
30 Yr Pass Thru	3.500	07-01-52	21,870,282	19,521,770
30 Yr Pass Thru	3.500	07-01-52	42,144,220	37,565,938
30 Yr Pass Thru	3.500	07-01-52	32,043,427	28,602,485
30 Yr Pass Thru	3.500	09-01-52	79,117,638	70,720,591
30 Yr Pass Thru	4.000	01-01-41	4,182,061	3,990,262
30 Yr Pass Thru	4.000	03-01-42	2,247,374	2,137,721
30 Yr Pass Thru	4.000	11-01-43	1,939,208	1,827,779
30 Yr Pass Thru	4.000	01-01-47	4,549,220	4,281,008
30 Yr Pass Thru	4.000	03-01-47	13,235,300	12,397,073
30 Yr Pass Thru	4.000	04-01-47	4,933,224	4,636,206
30 Yr Pass Thru	4.000	05-01-47	4,397,435	4,132,676
30 Yr Pass Thru	4.000	10-01-47	6,531,482	6,130,073
30 Yr Pass Thru	4.000	03-01-48	1,747,255	1,638,235
30 Yr Pass Thru	4.000	07-01-48	13,352,815	12,511,318
30 Yr Pass Thru	4.000	08-01-48	6,545,503	6,122,777
30 Yr Pass Thru	4.000	08-01-49	67,724,088	62,823,519
30 Yr Pass Thru	4.000	05-01-52	2,105,592	1,954,052
30 Yr Pass Thru	4.000	05-01-52	111,135,384	102,095,054
3	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	71,442,003	$65,630,539
30 Yr Pass Thru	4.000	08-01-52	29,475,359	27,234,268
30 Yr Pass Thru	4.000	08-01-52	35,279,372	32,409,565
30 Yr Pass Thru	4.000	08-01-52	65,832,731	60,806,718
30 Yr Pass Thru	4.000	08-01-52	19,264,469	17,697,397
30 Yr Pass Thru	4.000	10-01-52	66,769,937	61,776,701
30 Yr Pass Thru	4.000	04-01-53	21,109,812	19,524,567
30 Yr Pass Thru	4.000	04-01-53	23,640,455	21,835,620
30 Yr Pass Thru	4.000	06-01-53	53,972,717	49,801,560
30 Yr Pass Thru	4.500	06-01-52	21,870,405	20,830,391
30 Yr Pass Thru	4.500	07-01-52	19,173,928	18,232,181
30 Yr Pass Thru	4.500	08-01-52	11,327,041	10,788,400
30 Yr Pass Thru	4.500	08-01-52	55,386,938	52,753,095
30 Yr Pass Thru	4.500	08-01-52	45,932,696	43,748,436
30 Yr Pass Thru	4.500	08-01-52	28,957,431	27,415,257
30 Yr Pass Thru	4.500	09-01-52	29,508,897	28,038,790
30 Yr Pass Thru	4.500	09-01-52	32,455,842	30,912,453
30 Yr Pass Thru	4.500	10-01-52	34,506,997	32,906,508
30 Yr Pass Thru	4.500	10-01-52	29,947,404	28,427,376
30 Yr Pass Thru	4.500	10-01-52	32,859,161	31,296,593
30 Yr Pass Thru	4.500	12-01-52	20,441,040	19,422,686
30 Yr Pass Thru	4.500	12-01-52	80,167,347	76,480,371
30 Yr Pass Thru	4.500	03-01-53	48,317,863	45,744,618
30 Yr Pass Thru	4.500	04-01-53	19,581,980	18,643,139
30 Yr Pass Thru	4.500	08-01-53	60,683,940	57,736,575
30 Yr Pass Thru	4.500	08-01-53	14,157,468	13,461,004
30 Yr Pass Thru	4.500	02-01-54	34,358,218	32,635,786
30 Yr Pass Thru	5.000	08-01-52	34,908,714	34,195,522
30 Yr Pass Thru	5.000	08-01-52	30,679,625	29,822,737
30 Yr Pass Thru	5.000	08-01-52	37,689,440	36,836,991
30 Yr Pass Thru	5.000	10-01-52	46,974,780	46,015,076
30 Yr Pass Thru	5.000	10-01-52	33,927,305	32,979,709
30 Yr Pass Thru	5.000	10-01-52	23,662,535	23,068,186
30 Yr Pass Thru	5.000	11-01-52	9,226,663	8,968,960
30 Yr Pass Thru	5.000	12-01-52	16,240,017	15,867,630
30 Yr Pass Thru	5.000	12-01-52	33,631,972	32,944,864
30 Yr Pass Thru	5.000	12-01-52	4,109,129	3,994,361
30 Yr Pass Thru	5.000	12-01-52	27,992,747	27,412,102
30 Yr Pass Thru	5.000	01-01-53	55,661,917	54,246,424
30 Yr Pass Thru	5.000	01-01-53	34,064,040	33,219,074
30 Yr Pass Thru	5.000	03-01-53	40,980,967	39,990,039
30 Yr Pass Thru	5.000	04-01-53	37,119,528	36,233,570
30 Yr Pass Thru	5.000	06-01-53	42,714,913	41,672,046
30 Yr Pass Thru	5.000	06-01-53	54,190,151	52,994,131
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	06-01-53	38,489,881	$37,387,789
30 Yr Pass Thru	5.000	07-01-53	10,185,608	9,941,705
30 Yr Pass Thru	5.000	07-01-53	42,040,654	41,007,682
30 Yr Pass Thru	5.000	08-01-53	71,290,126	69,716,696
30 Yr Pass Thru	5.000	08-01-53	52,782,108	51,584,176
30 Yr Pass Thru	5.000	08-01-53	47,228,767	46,186,390
30 Yr Pass Thru	5.000	11-01-54	23,757,814	23,099,822
30 Yr Pass Thru	5.000	12-01-54	39,517,807	38,485,076
30 Yr Pass Thru	5.500	11-01-39	1,672,099	1,723,003
30 Yr Pass Thru	5.500	06-01-53	35,793,573	35,770,483
30 Yr Pass Thru	5.500	07-01-53	41,269,809	41,243,186
30 Yr Pass Thru	5.500	08-01-53	12,513,544	12,466,367
30 Yr Pass Thru	5.500	09-01-53	26,163,799	26,138,744
30 Yr Pass Thru	5.500	09-01-53	40,563,324	40,537,157
30 Yr Pass Thru	5.500	12-01-53	13,188,697	13,133,410
30 Yr Pass Thru	5.500	04-01-54	29,929,662	29,957,119
30 Yr Pass Thru	5.500	11-01-54	34,275,745	33,991,212
30 Yr Pass Thru	5.500	01-01-55	62,561,891	62,286,925
30 Yr Pass Thru	5.500	01-01-55	21,232,513	21,153,792
30 Yr Pass Thru	5.500	02-01-55	20,912,369	20,925,019
30 Yr Pass Thru	5.500	02-01-55	47,987,515	47,866,581
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	49,663,485	45,235,946
15 Yr Pass Thru	2.500	01-01-36	49,289,867	46,078,233
15 Yr Pass Thru	4.500	11-01-37	26,943,663	26,665,445
15 Yr Pass Thru	4.500	11-01-37	17,649,213	17,466,969
15 Yr Pass Thru	4.500	02-01-38	27,181,656	26,867,004
30 Yr Pass Thru	2.000	09-01-50	17,535,950	13,864,287
30 Yr Pass Thru	2.000	02-01-51	55,677,901	43,585,123
30 Yr Pass Thru	2.000	07-01-51	82,138,523	64,350,054
30 Yr Pass Thru	2.000	07-01-51	102,397,329	80,221,477
30 Yr Pass Thru	2.500	08-01-50	21,875,442	18,132,541
30 Yr Pass Thru	2.500	08-01-50	24,721,716	20,530,443
30 Yr Pass Thru	2.500	09-01-50	100,838,237	83,742,314
30 Yr Pass Thru	2.500	09-01-50	9,949,896	8,275,447
30 Yr Pass Thru	2.500	09-01-50	53,851,172	44,637,204
30 Yr Pass Thru	2.500	08-01-51	4,677,779	3,871,561
30 Yr Pass Thru	2.500	08-01-51	35,710,752	29,555,982
30 Yr Pass Thru	2.500	10-01-51	19,069,183	15,770,680
30 Yr Pass Thru	2.500	11-01-51	39,308,053	32,594,705
30 Yr Pass Thru	2.500	11-01-51	38,507,550	31,690,246
30 Yr Pass Thru	2.500	01-01-52	44,179,155	36,509,627
30 Yr Pass Thru	2.500	02-01-52	113,126,478	93,487,654
30 Yr Pass Thru	2.500	03-01-52	938,279	774,807
5	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	07-01-42	1,579,434	$1,428,338
30 Yr Pass Thru	3.000	10-01-42	2,547,266	2,287,133
30 Yr Pass Thru	3.000	10-01-42	1,512,990	1,355,813
30 Yr Pass Thru	3.000	04-01-43	1,289,469	1,158,174
30 Yr Pass Thru	3.000	12-01-45	13,616,452	11,957,240
30 Yr Pass Thru	3.000	08-01-46	18,471,421	16,261,020
30 Yr Pass Thru	3.000	08-01-46	14,777,977	13,018,792
30 Yr Pass Thru	3.000	09-01-46	1,862,525	1,643,137
30 Yr Pass Thru	3.000	10-01-46	1,473,241	1,299,706
30 Yr Pass Thru	3.000	10-01-46	11,452,654	10,021,318
30 Yr Pass Thru	3.000	01-01-47	13,636,167	12,021,426
30 Yr Pass Thru	3.000	02-01-47	7,380,384	6,508,735
30 Yr Pass Thru	3.000	10-01-47	16,550,771	14,570,206
30 Yr Pass Thru	3.000	11-01-47	17,052,176	15,011,610
30 Yr Pass Thru	3.000	11-01-48	30,541,314	26,724,307
30 Yr Pass Thru	3.000	11-01-48	10,393,651	9,120,652
30 Yr Pass Thru	3.000	09-01-49	14,053,276	12,165,169
30 Yr Pass Thru	3.000	09-01-49	27,512,711	23,532,557
30 Yr Pass Thru	3.000	10-01-49	6,197,169	5,352,938
30 Yr Pass Thru	3.000	10-01-49	25,191,075	21,908,904
30 Yr Pass Thru	3.000	11-01-49	18,825,030	16,101,688
30 Yr Pass Thru	3.000	11-01-49	17,889,247	15,502,535
30 Yr Pass Thru	3.000	11-01-49	13,837,488	11,978,373
30 Yr Pass Thru	3.000	11-01-49	14,903,198	12,872,957
30 Yr Pass Thru	3.000	12-01-49	16,920,135	14,630,993
30 Yr Pass Thru	3.000	01-01-50	14,531,511	12,565,529
30 Yr Pass Thru	3.000	02-01-50	36,098,976	30,831,558
30 Yr Pass Thru	3.000	12-01-51	36,944,520	31,708,429
30 Yr Pass Thru	3.000	12-01-51	87,783,013	75,550,143
30 Yr Pass Thru	3.000	01-01-52	34,436,159	29,642,742
30 Yr Pass Thru	3.000	02-01-52	14,673,054	12,612,264
30 Yr Pass Thru	3.000	02-01-52	31,895,071	27,395,563
30 Yr Pass Thru	3.000	02-01-52	46,928,891	40,191,206
30 Yr Pass Thru	3.000	03-01-52	120,772,060	103,979,792
30 Yr Pass Thru	3.000	04-01-52	158,358,681	134,929,958
30 Yr Pass Thru	3.000	05-01-52	11,734,205	10,124,671
30 Yr Pass Thru	3.500	11-01-40	750,620	699,939
30 Yr Pass Thru	3.500	06-01-42	789,694	731,438
30 Yr Pass Thru	3.500	08-01-42	1,672,002	1,550,799
30 Yr Pass Thru	3.500	06-01-43	7,125,319	6,593,588
30 Yr Pass Thru	3.500	07-01-43	2,231,755	2,062,188
30 Yr Pass Thru	3.500	07-01-43	2,233,779	2,064,648
30 Yr Pass Thru	3.500	01-01-45	1,400,941	1,284,265
30 Yr Pass Thru	3.500	04-01-45	4,832,689	4,424,327
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-45	1,250,020	$1,144,018
30 Yr Pass Thru	3.500	04-01-45	5,671,671	5,187,371
30 Yr Pass Thru	3.500	01-01-46	13,719,253	12,520,414
30 Yr Pass Thru	3.500	02-01-46	9,447,744	8,580,832
30 Yr Pass Thru	3.500	07-01-46	5,963,799	5,409,114
30 Yr Pass Thru	3.500	07-01-46	3,221,957	2,924,300
30 Yr Pass Thru	3.500	08-01-46	14,581,951	13,253,044
30 Yr Pass Thru	3.500	02-01-47	16,698,083	15,176,325
30 Yr Pass Thru	3.500	03-01-47	19,248,485	17,530,391
30 Yr Pass Thru	3.500	05-01-47	11,524,909	10,510,617
30 Yr Pass Thru	3.500	07-01-47	22,007,422	20,043,068
30 Yr Pass Thru	3.500	08-01-47	14,862,527	13,531,272
30 Yr Pass Thru	3.500	11-01-47	18,128,957	16,442,806
30 Yr Pass Thru	3.500	12-01-47	9,059,905	8,180,449
30 Yr Pass Thru	3.500	01-01-48	13,393,199	12,093,105
30 Yr Pass Thru	3.500	03-01-48	3,549,943	3,223,095
30 Yr Pass Thru	3.500	03-01-48	7,871,277	7,104,743
30 Yr Pass Thru	3.500	03-01-49	2,317,567	2,092,598
30 Yr Pass Thru	3.500	06-01-49	14,271,197	12,841,277
30 Yr Pass Thru	3.500	06-01-49	43,992,915	39,763,714
30 Yr Pass Thru	3.500	09-01-49	4,323,061	3,881,801
30 Yr Pass Thru	3.500	12-01-49	18,143,807	16,274,837
30 Yr Pass Thru	3.500	02-01-50	20,898,412	18,745,694
30 Yr Pass Thru	3.500	03-01-50	24,269,331	21,594,943
30 Yr Pass Thru	3.500	06-01-50	22,269,453	19,982,465
30 Yr Pass Thru	3.500	09-01-50	41,628,347	37,379,292
30 Yr Pass Thru	3.500	03-01-51	37,457,670	33,564,088
30 Yr Pass Thru	3.500	02-01-52	20,106,008	18,085,179
30 Yr Pass Thru	3.500	02-01-52	31,971,693	28,398,578
30 Yr Pass Thru	3.500	03-01-52	20,518,092	18,366,078
30 Yr Pass Thru	3.500	04-01-52	27,292,001	24,403,929
30 Yr Pass Thru	3.500	04-01-52	19,003,637	17,010,465
30 Yr Pass Thru	3.500	04-01-52	31,486,593	28,105,446
30 Yr Pass Thru	3.500	04-01-52	40,480,364	36,297,884
30 Yr Pass Thru	3.500	04-01-52	74,828,741	66,793,354
30 Yr Pass Thru	3.500	05-01-52	19,824,743	17,683,498
30 Yr Pass Thru	3.500	05-01-52	45,934,575	40,858,405
30 Yr Pass Thru	3.500	08-01-52	62,460,050	55,674,783
30 Yr Pass Thru	3.500	09-01-52	27,794,361	24,792,328
30 Yr Pass Thru	4.000	09-01-40	1,988,474	1,898,675
30 Yr Pass Thru	4.000	09-01-40	2,665,319	2,547,096
30 Yr Pass Thru	4.000	11-01-40	936,620	892,265
30 Yr Pass Thru	4.000	12-01-40	1,176,713	1,123,682
30 Yr Pass Thru	4.000	01-01-41	1,812,697	1,728,654
7	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	2,344,517	$2,232,108
30 Yr Pass Thru	4.000	09-01-41	1,061,719	1,013,126
30 Yr Pass Thru	4.000	10-01-41	810,905	772,071
30 Yr Pass Thru	4.000	01-01-42	1,182,659	1,127,166
30 Yr Pass Thru	4.000	05-01-42	1,596,808	1,517,043
30 Yr Pass Thru	4.000	09-01-43	3,110,382	2,959,883
30 Yr Pass Thru	4.000	10-01-43	3,211,663	3,044,349
30 Yr Pass Thru	4.000	10-01-43	1,238,456	1,173,745
30 Yr Pass Thru	4.000	01-01-44	2,450,487	2,322,514
30 Yr Pass Thru	4.000	12-01-45	6,167,363	5,794,325
30 Yr Pass Thru	4.000	02-01-46	3,041,627	2,845,295
30 Yr Pass Thru	4.000	04-01-46	3,656,921	3,418,587
30 Yr Pass Thru	4.000	06-01-46	2,394,096	2,238,065
30 Yr Pass Thru	4.000	07-01-46	4,124,803	3,855,976
30 Yr Pass Thru	4.000	10-01-46	1,401,693	1,309,026
30 Yr Pass Thru	4.000	01-01-47	5,395,112	5,065,412
30 Yr Pass Thru	4.000	03-01-47	6,098,053	5,704,434
30 Yr Pass Thru	4.000	04-01-47	6,704,079	6,294,387
30 Yr Pass Thru	4.000	11-01-47	1,576,586	1,476,298
30 Yr Pass Thru	4.000	12-01-47	4,406,741	4,127,802
30 Yr Pass Thru	4.000	12-01-47	2,279,775	2,126,920
30 Yr Pass Thru	4.000	09-01-48	2,068,321	1,934,814
30 Yr Pass Thru	4.000	10-01-48	5,789,800	5,405,222
30 Yr Pass Thru	4.000	10-01-48	7,505,945	7,019,104
30 Yr Pass Thru	4.000	01-01-49	4,524,665	4,208,568
30 Yr Pass Thru	4.000	01-01-49	3,897,802	3,618,190
30 Yr Pass Thru	4.000	02-01-49	4,727,937	4,393,208
30 Yr Pass Thru	4.000	07-01-49	8,626,742	8,040,246
30 Yr Pass Thru	4.000	07-01-49	11,902,796	11,104,734
30 Yr Pass Thru	4.000	08-01-49	24,574,935	22,927,227
30 Yr Pass Thru	4.000	02-01-50	20,332,519	18,886,657
30 Yr Pass Thru	4.000	03-01-51	77,941,622	72,569,628
30 Yr Pass Thru	4.000	08-01-51	43,771,214	40,836,429
30 Yr Pass Thru	4.000	10-01-51	147,277,650	136,666,546
30 Yr Pass Thru	4.000	04-01-52	8,267,213	7,646,385
30 Yr Pass Thru	4.000	05-01-52	42,251,982	38,814,986
30 Yr Pass Thru	4.000	05-01-52	83,643,029	76,839,070
30 Yr Pass Thru	4.000	05-01-52	47,648,002	43,965,636
30 Yr Pass Thru	4.000	06-01-52	2,320,393	2,151,944
30 Yr Pass Thru	4.000	06-01-52	43,301,678	40,185,248
30 Yr Pass Thru	4.000	06-01-52	29,816,797	27,391,343
30 Yr Pass Thru	4.000	07-01-52	32,827,277	30,382,623
30 Yr Pass Thru	4.000	07-01-52	33,582,342	31,018,492
30 Yr Pass Thru	4.000	07-01-52	26,322,033	24,312,472
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	18,472,729	$17,022,015
30 Yr Pass Thru	4.000	09-01-52	58,443,789	53,981,886
30 Yr Pass Thru	4.000	09-01-53	86,198,041	79,644,171
30 Yr Pass Thru	4.500	05-01-52	29,800,000	28,392,218
30 Yr Pass Thru	4.500	06-01-52	34,323,240	32,691,050
30 Yr Pass Thru	4.500	06-01-52	79,692,661	75,778,477
30 Yr Pass Thru	4.500	07-01-52	65,437,553	62,223,522
30 Yr Pass Thru	4.500	07-01-52	44,667,547	42,613,242
30 Yr Pass Thru	4.500	07-01-52	55,103,878	52,397,396
30 Yr Pass Thru	4.500	08-01-52	40,688,579	38,537,536
30 Yr Pass Thru	4.500	08-01-52	9,017,955	8,589,120
30 Yr Pass Thru	4.500	08-01-52	65,872,758	62,390,328
30 Yr Pass Thru	4.500	08-01-52	52,368,462	49,599,951
30 Yr Pass Thru	4.500	08-01-52	36,327,321	34,463,602
30 Yr Pass Thru	4.500	09-01-52	53,638,938	51,151,078
30 Yr Pass Thru	4.500	09-01-52	145,895,735	138,171,417
30 Yr Pass Thru	4.500	09-01-52	42,281,635	40,270,995
30 Yr Pass Thru	4.500	09-01-52	20,628,387	19,632,931
30 Yr Pass Thru	4.500	10-01-52	13,128,573	12,519,649
30 Yr Pass Thru	4.500	10-01-52	14,781,858	14,055,832
30 Yr Pass Thru	4.500	10-01-52	26,248,063	24,940,408
30 Yr Pass Thru	4.500	10-01-52	8,417,564	8,011,361
30 Yr Pass Thru	4.500	10-01-52	35,443,621	33,677,851
30 Yr Pass Thru	4.500	10-01-52	24,275,775	23,111,895
30 Yr Pass Thru	4.500	11-01-52	27,920,801	26,573,438
30 Yr Pass Thru	4.500	11-01-52	6,873,280	6,543,747
30 Yr Pass Thru	4.500	11-01-52	13,328,316	12,685,137
30 Yr Pass Thru	4.500	11-01-52	16,384,587	15,568,322
30 Yr Pass Thru	4.500	12-01-52	37,226,091	35,371,521
30 Yr Pass Thru	4.500	12-01-52	56,773,736	53,803,385
30 Yr Pass Thru	4.500	02-01-53	30,081,220	28,680,834
30 Yr Pass Thru	4.500	03-01-53	13,323,315	12,659,559
30 Yr Pass Thru	4.500	03-01-53	30,048,338	28,541,967
30 Yr Pass Thru	4.500	05-01-53	17,552,814	16,700,290
30 Yr Pass Thru	4.500	06-01-53	18,888,962	17,918,417
30 Yr Pass Thru	4.500	08-01-53	30,953,290	29,391,879
30 Yr Pass Thru	5.000	06-01-52	21,782,223	21,201,069
30 Yr Pass Thru	5.000	07-01-52	56,435,036	55,017,517
30 Yr Pass Thru	5.000	07-01-52	37,713,188	36,659,851
30 Yr Pass Thru	5.000	07-01-52	11,427,173	11,197,284
30 Yr Pass Thru	5.000	07-01-52	26,154,427	25,456,622
30 Yr Pass Thru	5.000	08-01-52	22,233,297	21,692,218
30 Yr Pass Thru	5.000	09-01-52	34,015,102	33,150,091
30 Yr Pass Thru	5.000	10-01-52	38,447,071	37,577,486
9	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	10-01-52	38,157,633	$37,199,201
30 Yr Pass Thru	5.000	10-01-52	105,855,737	102,899,165
30 Yr Pass Thru	5.000	11-01-52	34,941,573	34,227,709
30 Yr Pass Thru	5.000	12-01-52	33,890,246	33,123,727
30 Yr Pass Thru	5.000	01-01-53	7,143,760	6,995,579
30 Yr Pass Thru	5.000	01-01-53	29,205,312	28,599,515
30 Yr Pass Thru	5.000	01-01-53	70,576,644	68,627,479
30 Yr Pass Thru	5.000	04-01-53	8,025,002	7,833,464
30 Yr Pass Thru	5.000	04-01-53	30,442,419	29,715,828
30 Yr Pass Thru	5.000	04-01-53	8,384,010	8,204,863
30 Yr Pass Thru	5.000	05-01-53	68,467,643	66,956,507
30 Yr Pass Thru	5.000	05-01-53	30,169,720	29,449,638
30 Yr Pass Thru	5.000	07-01-53	80,200,749	78,430,655
30 Yr Pass Thru	5.000	09-01-53	87,859,397	85,625,115
30 Yr Pass Thru	5.000	11-01-53	53,219,750	51,596,106
30 Yr Pass Thru	5.000	11-01-54	18,239,826	17,842,958
30 Yr Pass Thru	5.000	11-01-54	62,023,418	60,208,718
30 Yr Pass Thru	5.000	12-01-54	31,815,284	30,931,650
30 Yr Pass Thru	5.500	12-01-52	32,899,242	32,888,299
30 Yr Pass Thru	5.500	12-01-52	28,233,504	28,206,467
30 Yr Pass Thru	5.500	12-01-52	1,735,147	1,734,570
30 Yr Pass Thru	5.500	12-01-52	21,405,018	21,458,101
30 Yr Pass Thru	5.500	12-01-52	22,156,067	22,148,698
30 Yr Pass Thru	5.500	04-01-53	23,515,797	23,390,397
30 Yr Pass Thru	5.500	05-01-53	13,778,158	13,760,658
30 Yr Pass Thru	5.500	07-01-53	11,650,324	11,603,124
30 Yr Pass Thru	5.500	08-01-53	20,837,014	20,797,526
30 Yr Pass Thru	5.500	02-01-54	27,174,243	27,148,221
30 Yr Pass Thru	5.500	03-01-54	24,366,969	24,313,177
30 Yr Pass Thru	5.500	05-01-54	34,151,705	34,012,278
30 Yr Pass Thru	5.500	05-01-54	23,563,631	23,474,794
30 Yr Pass Thru	5.500	05-01-54	34,320,251	34,083,610
30 Yr Pass Thru	5.500	11-01-54	86,005,449	85,466,186
30 Yr Pass Thru	5.500	11-01-54	34,145,516	34,084,010
30 Yr Pass Thru	5.500	12-01-54	51,267,633	51,090,370
30 Yr Pass Thru	5.500	01-01-55	19,113,728	19,125,290
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.997	07-01-33	184	189
30 Yr Pass Thru	7.000	09-01-31	76	80
30 Yr Pass Thru	7.000	09-01-31	23	24
30 Yr Pass Thru	7.000	09-01-31	720	753
30 Yr Pass Thru	7.000	01-01-32	28	30
30 Yr Pass Thru	7.500	09-01-29	16	17
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.500	12-01-29	17	$17
30 Yr Pass Thru	7.500	01-01-31	8	8
30 Yr Pass Thru	7.500	05-01-31	64	68
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,134	1,139
30 Yr Pass Thru	5.000	04-15-35	379	380
30 Yr Pass Thru	5.500	03-15-35	754	767
30 Yr Pass Thru	6.000	03-15-33	964	989
30 Yr Pass Thru	6.000	06-15-33	231	237
30 Yr Pass Thru	6.500	09-15-28	29	30
30 Yr Pass Thru	6.500	09-15-29	34	35
30 Yr Pass Thru	6.500	08-15-31	57	58
30 Yr Pass Thru	7.000	04-15-29	165	167

30 Yr Pass Thru	8.000	10-15-26	61	61
Corporate bonds 35.5%				$9,282,885,887
(Cost $9,475,768,022)
Communication services 2.3%				600,424,434
Diversified telecommunication services 0.8%
AT&T, Inc.	2.750	06-01-31	51,112,000	45,741,704
AT&T, Inc.	3.550	09-15-55	45,662,000	30,186,329
AT&T, Inc.	4.500	05-15-35	15,568,000	14,644,544
GCI LLC (B)	4.750	10-15-28	20,576,000	19,351,979
IHS Holding, Ltd. (B)	7.875	05-29-30	14,040,000	13,861,552
IHS Holding, Ltd. (B)	8.250	11-29-31	25,911,000	25,739,469
Iliad Holding SAS (B)	7.000	04-15-32	19,697,000	19,823,623
Iliad Holding SAS (B)	8.500	04-15-31	7,445,000	7,857,075
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	26,301,660
Windstream Services LLC (B)	8.250	10-01-31	10,483,000	10,910,140
Entertainment 0.2%
WarnerMedia Holdings, Inc.	4.279	03-15-32	45,367,000	38,497,043
WMG Acquisition Corp. (B)	3.875	07-15-30	10,281,000	9,505,455
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	3.625	10-01-31	6,446,000	5,637,622
Match Group Holdings II LLC (B)	4.125	08-01-30	21,151,000	19,520,510
Media 0.7%
CCO Holdings LLC	4.500	05-01-32	10,461,000	9,521,012
Charter Communications Operating LLC	2.800	04-01-31	43,963,000	38,601,790
Charter Communications Operating LLC	6.384	10-23-35	34,913,000	35,842,690
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	4,302,000	4,049,486
LCPR Senior Secured Financing DAC (B)(C)	5.125	07-15-29	16,016,000	10,335,045
Midcontinent Communications (B)	8.000	08-15-32	24,751,000	25,597,459
News Corp. (B)	3.875	05-15-29	16,886,000	16,014,671
11	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global	4.200	05-19-32	7,750,000	$6,985,304
Paramount Global	4.375	03-15-43	15,893,000	11,588,316
Paramount Global (C)	4.950	05-19-50	32,321,000	24,356,890
Sirius XM Radio LLC (B)	4.000	07-15-28	12,818,000	12,163,431
Wireless telecommunication services 0.5%
Millicom International Cellular SA (B)	6.250	03-25-29	14,067,000	14,028,437
Millicom International Cellular SA (B)	7.375	04-02-32	6,374,000	6,455,530
T-Mobile USA, Inc.	3.875	04-15-30	79,216,000	76,385,391
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	20,920,277
Consumer discretionary 3.5%				915,148,798
Automobile components 0.0%
Dealer Tire LLC (B)	8.000	02-01-28	5,340,000	5,218,576
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32	13,643,000	11,258,301
Ford Motor Credit Company LLC	4.000	11-13-30	57,448,000	51,160,901
Ford Motor Credit Company LLC	5.113	05-03-29	35,736,000	34,349,059
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	29,909,416
Ford Motor Credit Company LLC	6.054	11-05-31	27,710,000	26,998,125
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	53,897,508
Ford Motor Credit Company LLC	7.122	11-07-33	19,902,000	20,217,733
General Motors Financial Company, Inc.	3.600	06-21-30	68,261,000	62,900,206
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	67,742,073
Broadline retail 0.1%
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	10,521,000	10,311,524
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	9,534,000	9,099,037
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	10,208,000	9,456,201
Rakuten Group, Inc. (B)	9.750	04-15-29	7,171,000	7,677,700
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	4,811,000	4,780,876
Hotels, restaurants and leisure 1.1%
Booking Holdings, Inc.	4.625	04-13-30	8,403,000	8,445,044
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	27,575,000	26,452,369
Caesars Entertainment, Inc. (B)	6.500	02-15-32	10,207,000	10,289,115
Carnival Corp. (B)	5.875	06-15-31	21,854,000	21,867,112
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	8,446,000	8,645,942
Full House Resorts, Inc. (B)(C)	8.250	02-15-28	9,712,000	9,291,132
Genting New York LLC (B)	7.250	10-01-29	7,273,000	7,355,117
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	18,613,000	18,589,357
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	7,517,000	$7,122,358
MGM Resorts International	4.750	10-15-28	30,253,000	29,590,804
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	21,905,000	20,989,288
NCL Corp., Ltd. (B)	6.750	02-01-32	15,848,000	15,850,950
Resorts World Las Vegas LLC (B)	4.625	04-16-29	23,971,000	21,015,331
Resorts World Las Vegas LLC (B)	4.625	04-06-31	11,700,000	9,447,789
Resorts World Las Vegas LLC (B)	8.450	07-27-30	15,200,000	14,958,812
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	13,462,000	13,280,583
Royal Caribbean Cruises, Ltd. (B)	5.625	09-30-31	9,540,000	9,429,202
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	5,149,000	5,218,512
Sabre GLBL, Inc. (B)	11.125	07-15-30	9,903,000	10,160,478
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,590,221
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,973,000	8,923,479
Century Communities, Inc. (B)	3.875	08-15-29	14,167,000	12,841,867
KB Home	4.000	06-15-31	13,563,000	12,294,339
Newell Brands, Inc.	6.375	05-15-30	14,272,000	13,407,756
Newell Brands, Inc. (B)	8.500	06-01-28	12,856,000	13,300,160
Specialty retail 0.7%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	5,844,538
Asbury Automotive Group, Inc.	4.750	03-01-30	16,474,000	15,645,190
AutoNation, Inc.	4.750	06-01-30	21,450,000	21,056,602
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	22,028,000	17,097,473
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	15,125,000	14,028,438
Group 1 Automotive, Inc. (B)	4.000	08-15-28	11,503,000	11,023,389
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	6,922,277
Lithia Motors, Inc. (B)	4.375	01-15-31	16,340,000	15,313,714
Lithia Motors, Inc. (B)	4.625	12-15-27	6,075,000	5,975,090
Saks Global Enterprises LLC (B)	11.000	12-15-29	19,228,000	8,604,530
The Michaels Companies, Inc. (B)	5.250	05-01-28	26,893,000	18,332,767
The Michaels Companies, Inc. (B)	7.875	05-01-29	24,440,000	11,792,300
Valvoline, Inc. (B)	3.625	06-15-31	18,361,000	16,293,832
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (B)	8.375	10-01-31	5,118,000	4,884,305
Consumer staples 0.5%				134,055,934
Food products 0.5%
JBS USA LUX SA	3.625	01-15-32	19,369,000	17,412,266
JBS USA LUX SA	3.750	12-01-31	5,689,000	5,219,615
JBS USA LUX SA	5.750	04-01-33	21,968,000	22,252,266
JBS USA LUX SA (B)	5.950	04-20-35	6,377,000	6,491,890
MARB BondCo PLC (B)	3.950	01-29-31	33,594,000	29,558,706
Mars, Inc. (B)	5.000	03-01-32	15,546,000	15,598,279
13	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
NBM US Holdings, Inc. (B)	6.625	08-06-29	20,530,000	$20,601,095
Pilgrim’s Pride Corp.	6.250	07-01-33	16,326,000	16,921,817
Energy 5.8%				1,525,635,097
Oil, gas and consumable fuels 5.8%
Aker BP ASA (B)	3.100	07-15-31	11,536,000	10,051,137
Aker BP ASA (B)	3.750	01-15-30	7,320,000	6,865,198
Aker BP ASA (B)	4.000	01-15-31	13,636,000	12,645,278
Aker BP ASA (B)	5.800	10-01-54	10,772,000	9,427,777
Antero Midstream Partners LP (B)	5.375	06-15-29	18,688,000	18,497,827
Antero Midstream Partners LP (B)	6.625	02-01-32	15,176,000	15,503,088
Antero Resources Corp. (B)	5.375	03-01-30	6,026,000	5,915,989
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	21,368,142
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,823,164
Blue Racer Midstream LLC (B)	7.000	07-15-29	4,612,000	4,765,012
Blue Racer Midstream LLC (B)	7.250	07-15-32	20,648,000	21,407,619
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	32,079,858
Cheniere Energy Partners LP	5.950	06-30-33	26,431,000	27,044,083
Cheniere Energy, Inc.	5.650	04-15-34	8,822,000	8,803,669
Civitas Resources, Inc. (B)	8.625	11-01-30	11,115,000	10,961,285
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	18,799,000	18,589,560
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	8,524,000	8,856,392
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	29,417,000	30,279,129
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	14,237,908
Continental Resources, Inc.	4.900	06-01-44	16,101,000	12,334,374
Continental Resources, Inc. (B)	5.750	01-15-31	29,485,000	29,353,420
DT Midstream, Inc. (B)	4.375	06-15-31	51,717,000	48,297,653
DT Midstream, Inc. (B)	5.800	12-15-34	10,255,000	10,171,608
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	22,242,283
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	28,944,908
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	22,003,091
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	14,674,064
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,437,975
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	$10,739,706
Energy Transfer LP	5.150	03-15-45	26,413,000	22,453,255
Energy Transfer LP	5.250	07-01-29	15,426,000	15,678,751
Energy Transfer LP	5.400	10-01-47	29,562,000	25,488,452
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	47,417,000	47,297,533
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	37,134,000	37,293,602
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	44,412,000	43,699,916
EQT Corp. (B)	6.375	04-01-29	12,344,000	12,639,671
EQT Corp. (B)	7.500	06-01-30	5,463,000	5,930,242
Expand Energy Corp.	4.750	02-01-32	16,711,000	15,753,856
Genesis Energy LP	7.875	05-15-32	11,437,000	11,582,181
Genesis Energy LP	8.000	05-15-33	12,999,000	13,189,513
Global Partners LP (B)	8.250	01-15-32	12,768,000	13,272,745
Harbour Energy PLC (B)	6.327	04-01-35	36,196,000	34,880,185
Hess Midstream Operations LP (B)	4.250	02-15-30	5,480,000	5,223,162
Hess Midstream Operations LP (B)	5.500	10-15-30	2,295,000	2,269,090
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,828,800
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,022,899
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,816,000	29,442,793
Leviathan Bond, Ltd. (B)	6.750	06-30-30	5,068,000	4,972,975
Long Ridge Energy LLC (B)	8.750	02-15-32	16,097,000	16,222,412
Matador Resources Company (B)	6.250	04-15-33	11,023,000	10,617,763
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	17,565,926	13,745,337
MPLX LP	4.950	09-01-32	13,328,000	12,965,590
MPLX LP	5.000	03-01-33	14,422,000	13,996,101
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	9,984,984
Occidental Petroleum Corp.	6.050	10-01-54	25,655,000	22,299,439
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	27,120,878
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	10,586,729
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	30,407,206
ONEOK, Inc.	6.050	09-01-33	26,051,000	26,728,897
ONEOK, Inc.	6.625	09-01-53	26,223,000	26,448,902
Ovintiv, Inc.	6.250	07-15-33	12,148,000	12,164,356
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,083,470
Parkland Corp. (B)	4.500	10-01-29	15,282,000	14,431,055
Parkland Corp. (B)	4.625	05-01-30	13,739,000	12,908,938
Parkland Corp. (B)	6.625	08-15-32	7,906,000	7,923,543
Sabine Pass Liquefaction LLC	4.500	05-15-30	38,271,000	37,706,381
Saudi Arabian Oil Company (B)	5.250	07-17-34	11,437,000	11,401,088
15	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP	4.500	04-30-30	27,279,000	$25,743,869
Sunoco LP (B)	6.250	07-01-33	10,541,000	10,540,913
Sunoco LP (B)	7.000	05-01-29	12,006,000	12,390,948
Sunoco LP (B)	7.250	05-01-32	15,488,000	16,103,725
Talos Production, Inc. (B)	9.000	02-01-29	2,236,000	2,220,763
Talos Production, Inc. (B)	9.375	02-01-31	2,898,000	2,849,293
Targa Resources Corp.	5.500	02-15-35	26,996,000	26,411,015
Targa Resources Corp.	6.150	03-01-29	19,161,000	19,999,277
Targa Resources Partners LP	4.000	01-15-32	24,529,000	22,429,746
Var Energi ASA (B)	5.875	05-22-30	24,307,000	24,581,130
Var Energi ASA (B)	8.000	11-15-32	51,989,000	57,502,818
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	9,224,000	8,344,802
Venture Global LNG, Inc. (B)	7.000	01-15-30	14,224,000	14,161,056
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	47,316,000	44,627,058
Venture Global LNG, Inc. (B)	9.500	02-01-29	23,586,000	25,216,878
Western Midstream Operating LP	4.050	02-01-30	19,303,000	18,350,097
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,016,243
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	10,332,497
Whistler Pipeline LLC (B)	5.700	09-30-31	10,779,000	10,829,082
Financials 10.9%				2,848,778,003
Banks 6.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	32,761,000	37,668,270
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	34,735,504
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	68,522,000	60,517,061
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	24,269,456
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	60,500,000	59,281,039
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	39,193,000	39,814,131
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	34,961,000	36,060,244
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	23,434,000	23,636,676
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	7,236,000	$7,148,387
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	30,914,000	32,242,189
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	20,645,000	21,036,606
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	10,172,000	10,806,367
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (B)	5.716	01-18-30	19,902,000	20,337,508
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	32,520,262
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,431,505
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	16,711,397
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	43,789,821
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	14,597,000	14,835,857
Credit Agricole SA (B)	3.250	01-14-30	45,566,000	42,013,854
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	29,769,000	31,125,489
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	24,614,000	24,700,618
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,723,458
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	16,772,111
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.594	06-30-25	16,578,000	16,502,041
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	23,203,392
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	15,625,292
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	15,972,127
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,015,091
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	11,001,000	11,467,123
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	10,827,000	11,035,960
17	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	$12,757,584
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	17,525,000	15,815,235
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	35,570,000	32,386,799
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	8,995,000	8,934,638
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,369,972
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	27,769,883
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	26,839,523
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	30,276,000	30,218,126
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,491,807
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	24,150,000	24,098,586
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)	6.750	09-27-31	13,189,000	12,822,012
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,334,158
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	20,260,482
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	27,222,000	26,670,020
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	20,778,000	22,030,255
Popular, Inc.	7.250	03-13-28	23,055,000	24,236,131
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	39,969,000	39,255,438
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,429,781
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	24,351,000	21,723,425
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	$26,460,796
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	15,742,065
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	17,650,314
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	19,725,710
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,488,921
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	55,198,000	56,549,211
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	13,430,000	14,457,925
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (C)	4.839	02-01-34	31,165,000	30,225,645
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	18,855,185
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,091,926
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	29,229,729
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	87,213,000	78,223,406
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	19,821,000
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	13,751,776
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	41,923,481
Capital markets 2.8%
Ares Capital Corp.	2.875	06-15-28	21,250,000	19,840,992
Ares Capital Corp.	5.875	03-01-29	11,320,000	11,470,978
Ares Strategic Income Fund	5.600	02-15-30	19,911,000	19,566,253
Ares Strategic Income Fund	5.700	03-15-28	5,223,000	5,231,649
Ares Strategic Income Fund	6.200	03-21-32	18,267,000	18,104,742
Ares Strategic Income Fund	6.350	08-15-29	8,724,000	8,843,066
Blackstone Private Credit Fund (C)	5.250	04-01-30	21,991,000	21,536,259
Blackstone Private Credit Fund	5.950	07-16-29	16,159,000	16,307,880
19	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund	6.000	01-29-32	18,214,000	$18,195,708
Blackstone Private Credit Fund	7.300	11-27-28	15,836,000	16,770,269
Blackstone Secured Lending Fund	5.350	04-13-28	17,516,000	17,552,295
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	25,923,000	24,496,626
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	29,593,647
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	17,587,281
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,362,244
HPS Corporate Lending Fund	5.950	04-14-32	10,432,000	10,282,052
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	22,317,178
Lazard Group LLC	4.375	03-11-29	24,845,000	24,328,779
Macquarie Bank, Ltd. (B)	3.624	06-03-30	15,638,000	14,520,685
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	10,145,302
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	31,986,776
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	42,208,736
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	34,075,386
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	26,844,496
Sixth Street Lending Partners	5.750	01-15-30	12,690,000	12,628,095
Sixth Street Lending Partners (B)	6.125	07-15-30	10,342,000	10,452,502
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	10,218,000	10,326,635
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (C)	4.975	03-14-30	5,530,000	5,624,111
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	16,207,000	16,879,255
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	73,028,000	64,040,971
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	25,916,000	22,499,360
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	21,163,000	21,585,944
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	17,934,176
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	15,115,000	14,964,335
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	19,448,000	$19,082,912
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	20,128,000	22,979,916
Consumer finance 0.4%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	10,095,000	10,193,875
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	16,821,842
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,599,012
Enova International, Inc. (B)	9.125	08-01-29	6,413,000	6,588,152
OneMain Finance Corp.	9.000	01-15-29	12,803,000	13,418,442
Trust Fibra Uno (B)	7.375	02-13-34	25,692,000	25,164,047
Financial services 0.5%
Apollo Debt Solutions BDC	6.700	07-29-31	21,612,000	22,214,780
Apollo Debt Solutions BDC	6.900	04-13-29	38,150,000	39,538,823
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	12,771,000	12,825,939
Block, Inc.	3.500	06-01-31	8,316,000	7,514,188
Citadel Finance LLC (B)	5.900	02-10-30	14,992,000	14,920,538
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	26,847,868
Macquarie Airfinance Holdings, Ltd. (B)	5.150	03-17-30	6,009,000	5,918,860
TrueNoord Capital DAC (B)	8.750	03-01-30	11,278,000	11,695,715
Insurance 1.1%
AmWINS Group, Inc. (B)	6.375	02-15-29	9,060,000	9,186,931
Athene Global Funding (B)	4.721	10-08-29	15,302,000	15,101,017
Athene Global Funding (B)	5.322	11-13-31	15,698,000	15,610,089
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,568,645
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,762,664
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	7,102,000	7,321,636
CNO Financial Group, Inc.	5.250	05-30-29	30,839,000	30,779,961
CNO Financial Group, Inc.	6.450	06-15-34	13,712,000	14,119,239
GA Global Funding Trust (B)	5.200	12-09-31	15,549,000	15,435,709
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	17,112,000	16,598,502
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	7,965,958
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	16,041,000	15,443,535
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	20,628,349
21	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	$25,439,056
Panther Escrow Issuer LLC (B)	7.125	06-01-31	26,488,000	27,401,939
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	10,768,000	10,570,611
SBL Holdings, Inc. (B)	5.000	02-18-31	11,336,000	10,134,201
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	22,641,117
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	15,043,000	14,999,491
Health care 2.2%				568,039,055
Biotechnology 0.6%
AbbVie, Inc.	5.050	03-15-34	9,559,000	9,586,761
Amgen, Inc.	5.250	03-02-30	29,858,000	30,612,097
Amgen, Inc.	5.250	03-02-33	59,863,000	60,412,414
Amgen, Inc.	5.650	03-02-53	31,273,000	29,769,487
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,739,000	25,476,472
Star Parent, Inc. (B)	9.000	10-01-30	7,411,000	7,659,779
Health care equipment and supplies 0.3%
Solventum Corp.	5.400	03-01-29	21,069,000	21,501,135
Solventum Corp.	5.450	03-13-31	39,267,000	40,196,579
Varex Imaging Corp. (B)	7.875	10-15-27	12,566,000	12,507,785
Health care providers and services 0.7%
Cencora, Inc.	2.800	05-15-30	17,021,000	15,637,430
Centene Corp.	3.000	10-15-30	21,654,000	19,048,506
Centene Corp.	3.375	02-15-30	12,265,000	11,178,317
DaVita, Inc. (B)	4.625	06-01-30	14,099,000	13,174,682
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	41,717,000	35,450,546
HCA, Inc.	5.450	04-01-31	21,341,000	21,726,495
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	26,047,188
Rede D’Or Finance Sarl (B)	4.500	01-22-30	8,382,000	7,893,586
Universal Health Services, Inc.	2.650	10-15-30	23,802,000	20,895,792
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	11,428,000	11,711,045
Pharmaceuticals 0.6%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	11,518,000	11,922,063
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,662,184
Royalty Pharma PLC	5.150	09-02-29	12,789,000	12,932,525
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	17,914,000	18,104,103
Viatris, Inc.	2.700	06-22-30	41,944,000	36,687,732
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	87,899,000	$56,244,352
Industrials 3.3%				857,683,441
Aerospace and defense 0.3%
BAE Systems PLC (B)	5.125	03-26-29	16,269,000	16,573,373
Efesto Bidco S.p.A Efesto US LLC (B)	7.500	02-15-32	15,969,000	16,073,118
Embraer Netherlands Finance BV (B)	7.000	07-28-30	25,310,000	26,974,816
The Boeing Company	6.528	05-01-34	13,465,000	14,372,162
Building products 0.2%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	18,032,679
Builders FirstSource, Inc. (B)	6.375	06-15-32	12,224,000	12,338,392
Builders FirstSource, Inc. (B)	6.375	03-01-34	21,446,000	21,367,321
Builders FirstSource, Inc. (B)	6.750	05-15-35	6,987,000	7,026,756
Commercial services and supplies 0.2%
Allied Universal Holdco LLC (B)	7.875	02-15-31	32,199,000	33,370,045
Ambipar Lux Sarl (B)(C)	10.875	02-05-33	10,772,000	10,074,082
Cimpress PLC (B)	7.375	09-15-32	16,636,000	15,506,735
Construction and engineering 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	6,237,000	6,226,088
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	11,856,000	12,416,800
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	16,041,000	15,655,998
MasTec, Inc.	5.900	06-15-29	11,974,000	12,286,342
Quanta Services, Inc.	5.250	08-09-34	11,806,000	11,698,476
Williams Scotsman, Inc. (B)	6.625	06-15-29	8,679,000	8,850,514
Electrical equipment 0.1%
EMRLD Borrower LP (B)	6.625	12-15-30	25,268,000	25,523,550
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,267,826
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	14,759,000	14,631,107
Passenger airlines 1.5%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	22,821,000	23,991,717
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	01-15-28	24,274,132	23,420,054
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	4,072,243	3,782,782
American Airlines 2017-1 Class A Pass Through Trust (C)	4.000	02-15-29	15,587,175	14,815,315
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	17,594,535	16,905,334
American Airlines 2017-2 Class A Pass Through Trust (C)	3.600	10-15-29	11,643,930	10,664,004
23	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class A Pass Through Trust (C)	3.500	02-15-32	29,745,989	$26,182,122
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	21,594,629	19,776,797
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	6,256,536	6,007,078
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	22,853,942	19,886,076
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	20,691,725	19,371,603
American Airlines, Inc. (B)	7.250	02-15-28	16,289,000	16,451,827
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	5,213,957	4,966,160
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	9,064,586	8,553,376
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	3,138,856	3,300,992
Delta Air Lines, Inc.	4.375	04-19-28	13,927,000	13,743,918
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	14,998,032	13,038,491
United Airlines 2016-1 Class A Pass Through Trust (C)	3.450	07-07-28	20,114,548	19,110,261
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	18,893,894	17,387,879
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	22,828,583	23,233,836
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	30,989,431	31,019,658
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	20,477,230	20,034,916
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	22,268,506	22,119,559
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,494,136
Professional services 0.0%
TriNet Group, Inc. (B)	3.500	03-01-29	8,030,000	7,421,339
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	77,311,000	68,648,927
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	13,507,758
Ashtead Capital, Inc. (B)	5.500	08-11-32	10,060,000	10,013,088
Ashtead Capital, Inc. (B)	5.550	05-30-33	24,342,000	24,106,837
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	18,345,000	17,258,976
WESCO Distribution, Inc. (B)	6.375	03-15-33	7,036,000	7,166,609
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	13,840,000	14,035,836
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Information technology 1.8%				$479,558,791
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	30,485,378
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	24,086,056
IT services 0.0%
CoreWeave, Inc. (B)	9.250	06-01-30	6,347,000	6,339,879
Virtusa Corp. (B)	7.125	12-15-28	5,483,000	5,300,548
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc. (B)	3.419	04-15-33	63,857,000	56,962,504
Broadcom, Inc.	4.550	02-15-32	10,340,000	10,124,509
Foundry JV Holdco LLC (B)	5.875	01-25-34	33,018,000	33,095,062
Foundry JV Holdco LLC (B)	6.150	01-25-32	7,375,000	7,658,109
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,305,854
Micron Technology, Inc.	2.703	04-15-32	23,367,000	19,918,543
Micron Technology, Inc.	5.300	01-15-31	20,240,000	20,365,284
Micron Technology, Inc.	6.750	11-01-29	40,272,000	43,054,775
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	18,449,186
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,434,495
Software 0.4%
Atlassian Corp.	5.250	05-15-29	12,613,000	12,866,871
Cloud Software Group, Inc. (B)	8.250	06-30-32	7,519,000	7,906,018
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	11,015,000	10,940,644
Oracle Corp.	5.250	02-03-32	15,623,000	15,859,883
Oracle Corp.	5.550	02-06-53	41,479,000	38,036,813
Rocket Software, Inc. (B)	9.000	11-28-28	11,701,000	12,072,483
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	8,157,000	8,145,947
CDW LLC	5.550	08-22-34	8,819,000	8,687,368
Dell International LLC	5.400	04-15-34	62,389,000	62,462,582
Materials 1.2%				317,599,971
Chemicals 0.2%
Braskem Netherlands Finance BV (B)	4.500	01-31-30	36,631,000	30,038,109
Sasol Financing USA LLC	5.500	03-18-31	14,432,000	11,829,296
Construction materials 0.2%
Cemex SAB de CV (B)(C)	3.875	07-11-31	22,072,000	20,183,403
Cemex SAB de CV (B)	5.200	09-17-30	18,640,000	18,432,496
Quikrete Holdings, Inc. (B)	6.375	03-01-32	14,719,000	14,956,815
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	15,359,000	15,574,794
Graphic Packaging International LLC (B)	3.500	03-01-29	14,380,000	13,311,749
Toucan FinCo, Ltd. (B)	9.500	05-15-30	18,355,000	18,246,428
Trivium Packaging Finance BV (B)	8.250	07-15-30	1,932,000	2,004,533
25	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.5%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	5,870,000	$6,093,964
Aris Mining Corp. (B)	8.000	10-31-29	14,372,000	14,591,342
Arsenal AIC Parent LLC (B)	8.000	10-01-30	9,294,000	9,759,899
Capstone Copper Corp. (B)	6.750	03-31-33	5,384,000	5,383,012
CSN Resources SA (B)	4.625	06-10-31	21,585,000	16,612,868
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	8,329,000	8,464,246
Freeport-McMoRan, Inc.	4.250	03-01-30	26,037,000	25,208,128
Freeport-McMoRan, Inc.	5.400	11-14-34	20,239,000	20,180,471
Freeport-McMoRan, Inc.	5.450	03-15-43	14,065,000	12,987,774
Novelis Corp. (B)	4.750	01-30-30	21,975,000	20,890,195
Novelis Corp. (B)	6.875	01-30-30	4,740,000	4,888,049
Paper and forest products 0.1%
Magnera Corp. (B)	7.250	11-15-31	30,560,000	27,962,400
Real estate 0.9%				222,633,185
Hotel and resort REITs 0.1%
RHP Hotel Properties LP (B)	6.500	06-15-33	3,511,000	3,570,737
XHR LP (B)	6.625	05-15-30	10,301,000	10,322,951
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	27,221,702
Specialized REITs 0.7%
American Tower Corp.	5.550	07-15-33	16,404,000	16,695,910
American Tower Corp.	5.650	03-15-33	16,411,000	16,861,119
GLP Capital LP	3.250	01-15-32	8,455,000	7,314,529
GLP Capital LP	4.000	01-15-30	10,907,000	10,299,225
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	5,490,000	5,193,559
Iron Mountain, Inc. (B)	5.250	07-15-30	11,122,000	10,852,982
Iron Mountain, Inc. (B)	6.250	01-15-33	14,712,000	14,850,175
Uniti Group LP (B)(C)	6.500	02-15-29	8,562,000	8,072,587
VICI Properties LP (B)	3.875	02-15-29	13,041,000	12,490,907
VICI Properties LP (B)	4.625	12-01-29	24,513,000	23,774,825
VICI Properties LP	5.125	11-15-31	31,437,000	30,999,925
VICI Properties LP	5.125	05-15-32	24,607,000	24,112,052
Utilities 3.1%				813,329,178
Electric utilities 1.9%
American Electric Power Company, Inc.	5.625	03-01-33	11,987,000	12,271,671
Atlantica Transmision Sur SA (B)	6.875	04-30-43	11,918,504	12,420,452
Constellation Energy Generation LLC	6.125	01-15-34	6,301,000	6,653,102
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	12,827,817
Duke Energy Corp.	5.750	09-15-33	28,011,000	29,064,065
Electricite de France SA (B)	5.650	04-22-29	31,320,000	32,340,495
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	26,482,000	$29,888,327
Exelon Corp.	5.125	03-15-31	15,611,000	15,815,764
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,191,675
FirstEnergy Corp.	2.650	03-01-30	15,561,000	14,128,955
Georgia Power Company	4.950	05-17-33	13,561,000	13,456,762
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	9,208,774
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,376,848
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,206,826
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	12,277,000	12,445,711
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	12,800,519
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	25,588,444
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	15,990,738
NRG Energy, Inc. (B)	5.750	07-15-29	15,158,000	14,994,720
NRG Energy, Inc. (B)	6.000	02-01-33	14,286,000	14,156,666
NRG Energy, Inc. (B)	6.250	11-01-34	11,685,000	11,688,960
NRG Energy, Inc. (B)	7.000	03-15-33	23,730,000	25,594,941
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	15,396,000	16,951,981
Pacific Gas & Electric Company	4.950	07-01-50	13,360,000	10,599,740
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	20,028,511
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,580,429
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	32,298,431
The Southern Company	5.200	06-15-33	9,082,000	9,070,185
The Southern Company	5.700	03-15-34	22,535,000	23,195,302
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	23,699,473
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	9,704,000	9,490,878
Independent power and renewable electricity producers 0.6%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	15,951,962	14,067,237
Alpha Generation LLC (B)	6.750	10-15-32	9,069,000	9,246,489
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	10,376,000	10,440,293
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	17,526,000	17,653,864
Lightning Power LLC (B)	7.250	08-15-32	12,658,000	13,271,353
27	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
LLPL Capital Pte, Ltd. (B)(C)	6.875	02-04-39	2,712,456	$2,695,397
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,653,209
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	37,354,090
Vistra Operations Company LLC (B)	6.875	04-15-32	10,160,000	10,569,875
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	26,996,286
Multi-utilities 0.6%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	6,250,000	6,357,400
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	28,813,000	29,579,973
Dominion Energy, Inc.	3.375	04-01-30	15,066,000	14,138,017
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	18,519,000	19,184,230
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,594,032
NiSource, Inc.	3.600	05-01-30	15,381,000	14,636,079
Sempra	5.500	08-01-33	21,527,000	21,648,197
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	17,998,839

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	18,685,000	18,217,156
Municipal bonds 0.0%				$11,141,654
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,141,654
Term loans (E) 0.3%				$78,366,804
(Cost $79,419,473)
Financials 0.1%				15,042,582
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	01-30-32	15,064,728	15,042,582
Health care 0.0%				8,313,519
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.327	04-23-31	8,521,180	8,313,519
Industrials 0.1%				36,656,938
Commercial services and supplies 0.0%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.819	02-04-32	10,997,000	10,938,606
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.330	01-17-32	26,596,000	$25,718,332
Information technology 0.0%				4,974,000
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.529	04-21-32	4,974,000	4,974,000
Materials 0.1%				13,379,765
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	02-10-32	13,447,000	13,379,765
Collateralized mortgage obligations 3.6%				$942,730,786
(Cost $1,211,368,613)
Commercial and residential 2.6%				683,413,256
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(F)	0.990	04-25-53	3,827,772	3,629,809
Series 2021-4, Class A1 (B)(F)	1.035	01-20-65	16,094,828	13,466,880
Series 2021-5, Class A1 (B)(F)	0.951	07-25-66	15,620,726	13,344,202
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	18,215,813	17,950,795
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(F)	1.175	10-25-48	8,479,021	7,598,967
BAHA Trust
Series 2024-MAR, Class A (B)(F)	5.972	12-10-41	26,715,000	27,347,667
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(F)	3.719	11-05-32	11,565,000	8,921,340
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	4,181,967	4,106,144
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,687	7,282,904
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,221,957
Series 2024-5C31, Class A3	5.609	12-15-57	7,563,000	7,782,762
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	14,373,762	14,074,288
Series 2019-B13, Class A2	2.889	08-15-57	14,154,090	13,442,755
Series 2024-V12, Class A3	5.738	12-15-57	25,068,000	25,933,608
BMO Mortgage Trust
Series 2024-5C8, Class A3 (F)	5.625	12-15-57	7,823,000	8,056,013
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(F)	0.941	02-25-49	5,593,815	5,204,125
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	11,006,000	10,181,367
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,584,803
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(F)	5.820	10-12-40	20,164,000	20,682,648
COLT Mortgage Loan Trust
29	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (B)(F)	0.924	08-25-66	11,135,145	$9,285,899
Series 2021-3, Class A1 (B)(F)	0.956	09-27-66	15,734,972	13,014,518
Series 2021-HX1, Class A1 (B)(F)	1.110	10-25-66	10,704,039	9,127,635
COLT Trust
Series 2020-RPL1, Class A1 (B)(F)	1.390	01-25-65	28,884,745	24,604,537
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	221,444,806	2,414,479
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	2,719,591	2,688,580
Series 2021-NQM2, Class A1 (B)(F)	1.179	02-25-66	11,463,661	10,245,023
Series 2021-NQM3, Class A1 (B)(F)	1.015	04-25-66	8,579,436	7,341,154
Series 2021-NQM6, Class A1 (B)(F)	1.174	07-25-66	19,609,153	16,289,290
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(F)	0.797	02-25-66	2,130,608	1,802,709
Series 2021-2, Class A1 (B)(F)	0.931	06-25-66	11,024,797	9,100,708
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(F)	2.500	02-01-51	23,739,311	18,971,971
GCAT Trust
Series 2021-NQM1, Class A1 (B)(F)	0.874	01-25-66	6,226,789	5,390,557
Series 2021-NQM2, Class A1 (B)(F)	1.036	05-25-66	7,581,283	6,440,512
Series 2021-NQM3, Class A1 (B)(F)	1.091	05-25-66	11,590,731	9,946,527
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(F)	1.382	09-27-60	1,788,299	1,682,897
Series 2021-NQM1, Class A1 (B)(F)	1.017	07-25-61	5,039,700	4,496,188
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	14,143,083	217,019
Series 2007-4, Class ES IO	0.350	07-19-47	14,603,544	231,078
Series 2007-6, Class ES IO (B)	0.343	08-19-37	15,646,649	258,996
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(F)	5.467	01-13-40	22,788,000	23,247,128
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(F)	1.071	06-25-56	7,155,604	6,190,066
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,659,821
MFA Trust
Series 2021-NQM1, Class A1 (B)(F)	1.153	04-25-65	4,227,978	3,989,151
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(F)	4.316	01-15-43	7,402,000	6,776,367
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(F)	4.312	11-05-41	13,013,000	12,696,893
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	7,193,784	6,680,429
OBX Trust
Series 2020-EXP2, Class A3 (B)(F)	2.500	05-25-60	4,588,514	3,844,932
Series 2021-NQM2, Class A1 (B)(F)	1.101	05-25-61	12,016,045	9,720,962
Series 2021-NQM3, Class A1 (B)(F)	1.054	07-25-61	17,178,325	13,891,235
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(F)	2.000	01-25-36	17,888,193	15,799,013
ROCK Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-CNTR, Class A (B)	5.388	11-13-41	21,363,000	$21,632,593
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,395,586
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	19,295,655
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(F)	2.447	12-25-66	18,865,447	16,966,694
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	9,858,462	9,278,801
Series 2019-1, Class A1 (B)(F)	3.750	03-25-58	7,808,555	7,559,867
Series 2019-4, Class A1 (B)(F)	2.900	10-25-59	7,724,291	7,381,224
Series 2020-4, Class A1 (B)	1.750	10-25-60	12,468,204	11,253,107
Series 2024-4, Class A1A (B)(F)	4.452	10-27-64	9,904,711	9,869,805
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	2,427,470	2,343,020
Series 2021-3, Class A1 (B)(F)	1.046	06-25-66	10,797,902	9,188,329
Series 2021-4, Class A1 (B)(F)	0.938	07-25-66	7,601,699	6,259,841
Series 2021-5, Class A1 (B)(F)	1.013	09-25-66	12,226,811	10,434,385
Series 2021-R1, Class A1 (B)(F)	0.820	10-25-63	2,965,613	2,850,828
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	15,844,213
U.S. Government Agency 1.0%				259,317,530
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (F)	4.458	07-25-32	637	578
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	46	46
Government National Mortgage Association
Series 2008-90, Class IO	2.016	12-16-50	1,959,402	246,242
Series 2012-114, Class IO	0.630	01-16-53	7,427,536	116,506
Series 2012-120, Class IO	0.645	02-16-53	3,258,694	48,957
Series 2013-63, Class IO	0.668	09-16-51	2,997,274	67,303
Series 2016-174, Class IO	0.889	11-16-56	24,338,371	1,017,463
Series 2017-109, Class IO	0.229	04-16-57	40,880,960	525,369
Series 2017-124, Class IO	0.626	01-16-59	32,764,336	1,138,449
Series 2017-135, Class IO	0.697	10-16-58	43,590,716	1,429,039
Series 2017-140, Class IO	0.486	02-16-59	21,615,408	589,603
Series 2017-159, Class IO	0.430	06-16-59	32,749,859	834,270
Series 2017-169, Class IO	0.524	01-16-60	74,567,657	2,102,704
Series 2017-20, Class IO	0.518	12-16-58	75,759,107	1,716,573
Series 2017-22, Class IO	0.745	12-16-57	9,369,434	345,209
Series 2017-41, Class IO	0.561	07-16-58	26,236,122	696,553
Series 2017-46, Class IO	0.652	11-16-57	44,840,971	1,685,339
Series 2017-61, Class IO	0.700	05-16-59	12,530,265	451,414
Series 2017-74, Class IO	0.416	09-16-58	40,285,563	676,838
Series 2017-89, Class IO	0.458	07-16-59	20,015,148	526,529
Series 2018-114, Class IO	0.591	04-16-60	27,915,782	1,101,716
Series 2018-158, Class IO	0.795	05-16-61	74,042,923	4,350,784
31	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-35, Class IO	0.542	03-16-60	65,409,717	$2,108,750
Series 2018-43, Class IO	0.455	05-16-60	71,069,930	2,276,142
Series 2018-68, Class IO	0.426	01-16-60	11,556,978	354,299
Series 2018-69, Class IO	0.608	04-16-60	29,916,250	1,344,323
Series 2018-81, Class IO	0.485	01-16-60	19,459,418	800,483
Series 2018-9, Class IO	0.444	01-16-60	54,621,663	1,606,336
Series 2018-99, Class IO	0.451	06-16-60	44,684,380	1,525,775
Series 2019-131, Class IO	0.803	07-16-61	61,521,937	3,507,901
Series 2020-100, Class IO	0.786	05-16-62	72,731,895	4,355,462
Series 2020-108, Class IO	0.847	06-16-62	180,545,656	10,421,204
Series 2020-114, Class IO	0.800	09-16-62	173,002,629	9,344,547
Series 2020-118, Class IO	0.884	06-16-62	144,890,661	7,622,364
Series 2020-119, Class IO	0.607	08-16-62	70,924,897	3,296,802
Series 2020-120, Class IO	0.769	05-16-62	39,862,771	2,357,409
Series 2020-137, Class IO	0.797	09-16-62	245,932,427	14,217,181
Series 2020-150, Class IO	0.965	12-16-62	118,898,437	8,310,489
Series 2020-170, Class IO	0.835	11-16-62	160,888,398	10,371,783
Series 2020-92, Class IO	0.880	02-16-62	30,033,330	1,725,685
Series 2021-110, Class IO	0.875	11-16-63	95,106,236	6,398,938
Series 2021-163, Class IO	0.801	03-16-64	115,467,794	6,678,819
Series 2021-183, Class IO	0.871	01-16-63	87,174,725	4,984,834
Series 2021-3, Class IO	0.870	09-16-62	205,374,406	13,103,113
Series 2021-40, Class IO	0.822	02-16-63	54,106,961	3,325,430
Series 2022-150, Class IO	0.822	06-16-64	21,786,235	1,261,066
Series 2022-17, Class IO	0.802	06-16-64	134,415,496	7,580,953
Series 2022-181, Class IO	0.719	07-16-64	67,464,776	4,126,152
Series 2022-21, Class IO	0.784	10-16-63	59,430,491	3,349,330
Series 2022-53, Class IO	0.708	06-16-64	220,742,043	10,280,884
Series 2022-57, Class IO	0.757	09-16-63	163,195,475	8,515,181
Series 2023-177, Class IO	0.859	06-16-65	165,615,538	10,178,499
Series 2023-197, Class IO	1.240	09-16-65	50,743,758	4,326,809
Series 2023-30, Class IO	1.001	11-16-64	95,790,697	6,529,400
Series 2023-36, Class IO	0.935	10-16-64	153,129,028	9,696,789
Series 2023-62, Class IO	0.937	02-16-65	120,858,401	7,793,119
Series 2023-91, Class IO	0.875	04-16-65	140,477,036	9,908,829
Series 2024-193, Class IO	0.700	12-16-66	47,764,785	3,120,879
Series 2024-194, Class IO	0.973	08-16-67	95,517,523	7,364,382
Series 2025-3, Class IO	0.855	04-16-67	154,988,684	10,629,821
Series 2025-35, Class IO	0.769	09-16-66	50,672,731	2,939,667

Series 2025-73, Class IO	0.676	08-16-67	193,278,931	12,010,217
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 4.7%				$1,216,358,799
(Cost $1,248,260,259)
Asset-backed securities 4.7%				1,216,358,799
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	5,812,020	5,708,331
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(B)	5.682	07-22-37	6,725,000	6,725,511
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,526,000	5,310,393
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,269,939
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	8,517,000	7,991,014
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	4,704,508	4,310,695
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	33,135,570	31,500,678
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,673,044	32,430,642
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,424,971	30,256,867
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	25,924,637	23,931,356
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	19,070,074	17,371,659
Series 2022-1A, Class A (B)	2.720	01-18-47	18,473,231	16,735,839
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	17,162,000	17,238,855
Series 2025-1A, Class A1 (B)	5.316	05-25-50	15,448,000	15,543,539
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	8,477,000	8,485,075
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	18,817,000	19,019,136
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	66,952	39,317
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	27,314,000	26,511,952
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,905,000	24,963,167
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	15,778,919
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	3,276,617
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,277,008	14,057,386
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,410,705
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	22,289,257
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,873,520	19,853,932
Series 2021-1A, Class A2 (B)	2.791	10-20-51	29,114,971	26,971,664
33	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	$22,590,220
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	9,076,000	10,085,317
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	13,109,000	13,342,657
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	6,721,663	6,677,136
Series 2021-1A, Class A2 (B)	2.773	04-20-29	16,642,877	16,510,650
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	24,512,388
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	6,580,000	6,372,921
Series 2024-1A, Class A2 (B)	5.893	06-20-54	6,600,000	6,669,519
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,721,226	25,851,889
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	21,528,045	21,717,363
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	15,842,000	16,197,100
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	10,719,065	9,167,751
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	44,966,036	41,743,855
Series 2022-1A, Class A2 (B)	3.695	01-30-52	17,980,020	16,412,921
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	38,875,115
Series 2021-1, Class B1 (B)	2.410	10-20-61	17,595,000	16,016,074
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	2,408,296	2,335,599
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(B)	5.669	07-20-37	12,200,000	12,209,272
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	18,421,000	17,252,783
Series 2025-SFR2, Class A (B)	3.305	04-17-42	12,493,000	11,667,398
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	726,560	724,905
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	26,639,000	26,333,645
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(B)	5.736	01-15-38	13,500,000	13,524,692
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(B)	5.625	04-15-38	14,005,000	13,987,354
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,723,263	10,914,318
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	34

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	7,718,347	$6,797,810
Series 2024-A, Class A1A (B)	5.240	03-15-56	24,422,845	24,614,540
Series 2024-E, Class A1A (B)	5.090	10-16-56	17,237,427	17,279,664
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,381,393	25,723,454
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,193,273	20,091,133
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,863,385	11,981,706
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,741,025	10,948,793
Series 2024-3A, Class A23 (B)	5.914	07-30-54	26,560,530	25,966,918
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	6,258,028	6,080,789
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	7,622,000	7,599,719
Series 2025-1A, Class A2 (B)	5.036	03-25-55	27,384,000	26,697,636
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	14,264,983	12,732,425
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	30,412,223	28,027,285
Series 2021-1A, Class A (B)	1.860	03-20-46	18,364,917	16,596,794
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	10,772,000	10,938,799
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	20,898,000	19,445,152
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	18,364,489	17,218,709
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	27,764,844	25,306,448
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	6,209,505	5,850,262
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	11,985,000	12,123,086
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,428,100	18,691,213
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	18,696,000	18,785,313
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (B)	11.170	04-20-54	24,421,000	26,185,864

	Shares	Value
Common stocks 0.0%		$1,879,575
(Cost $17,499,516)
Energy 0.0%		1,879,575
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (G)	75,183	1,879,575
35	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.1%		$9,111,172
(Cost $11,705,000)
Communication services 0.1%		9,111,172
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	9,111,172

	Yield (%)	Shares	Value
Short-term investments 0.6%			$158,161,006
(Cost $158,107,866)
Short-term funds 0.6%			158,161,006
John Hancock Collateral Trust (H)	4.2439(I)	15,811,989	158,161,006

Total investments (Cost $27,204,319,455) 99.7%	$26,042,382,916
Other assets and liabilities, net 0.3%	86,633,334
Total net assets 100.0%	$26,129,016,250

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,310,915,307 or 20.3% of the fund’s net assets as of 5-31-25.
(C)	All or a portion of this security is on loan as of 5-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $106,435,340.
(I)	The rate shown is the annualized seven-day yield as of 5-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	36

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,375	Long	Sep 2025	$152,412,315	$152,281,250	$(131,065)
						$(131,065)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $27,251,995,154. Net unrealized depreciation aggregated to $1,209,743,303, of which $132,049,658 related to gross unrealized appreciation and $1,341,792,961 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
37	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $27,046,211,589) including $104,136,950 of securities loaned	$25,884,221,910
Affiliated investments, at value (Cost $158,107,866)	158,161,006
Total investments, at value (Cost $27,204,319,455)	26,042,382,916
Cash	219,236
Interest receivable	200,835,624
Receivable for fund shares sold	33,943,542
Receivable for investments sold	17,335,108
Receivable for securities lending income	62,279
Other assets	1,341,777
Total assets	26,296,120,482
Liabilities
Payable for futures variation margin	131,017
Distributions payable	2,099,779
Payable for investments purchased	25,804,035
Payable for fund shares repurchased	28,805,439
Payable upon return of securities loaned	106,406,651
Payable to affiliates
Accounting and legal services fees	858,182
Transfer agent fees	923,900
Distribution and service fees	77,060
Trustees’ fees	35,115
Other liabilities and accrued expenses	1,963,054
Total liabilities	167,104,232
Net assets	$26,129,016,250
Net assets consist of
Paid-in capital	$30,289,559,275
Total distributable earnings (loss)	(4,160,543,025)
Net assets	$26,129,016,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	38

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,888,806,699 ÷ 141,306,857 shares)[1]	$13.37
Class C ($74,133,898 ÷ 5,546,153 shares)[1]	$13.37
Class I ($6,686,856,907 ÷ 500,207,183 shares)	$13.37
Class R2 ($55,051,849 ÷ 4,113,247 shares)	$13.38
Class R4 ($24,611,605 ÷ 1,838,308 shares)	$13.39
Class R6 ($13,362,578,357 ÷ 997,799,432 shares)	$13.39
Class NAV ($4,036,976,935 ÷ 301,581,579 shares)	$13.39
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$13.93

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
39	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$1,248,741,112
Dividends from affiliated investments	6,105,512
Dividends	3,654,175
Securities lending	533,202
Total investment income	1,259,034,001
Expenses
Investment management fees	80,588,940
Distribution and service fees	6,950,438
Interest expense	1,460
Accounting and legal services fees	4,927,672
Transfer agent fees	10,513,733
Trustees’ fees	594,329
Custodian fees	2,824,500
State registration fees	499,657
Printing and postage	1,232,694
Professional fees	1,185,376
Other	1,118,972
Total expenses	110,437,771
Less expense reductions	(2,267,853)
Net expenses	108,169,918
Net investment income	1,150,864,083
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(243,675,964)
Affiliated investments	93,517
Futures contracts	14,773,123
(228,809,324)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	444,664,789
Affiliated investments	43,233
Futures contracts	206,925
444,914,947
Net realized and unrealized gain	216,105,623
Increase in net assets from operations	$1,366,969,706
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	40

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,150,864,083	$959,063,667
Net realized loss	(228,809,324)	(651,713,215)
Change in net unrealized appreciation (depreciation)	444,914,947	305,171,432
Increase in net assets resulting from operations	1,366,969,706	612,521,884
Distributions to shareholders
From earnings
Class A	(79,489,259)	(72,968,987)
Class C	(2,852,051)	(3,331,515)
Class I	(295,747,899)	(257,593,857)
Class R2	(2,335,945)	(2,405,973)
Class R4	(967,500)	(1,511,239)
Class R6	(597,012,726)	(496,437,014)
Class NAV	(189,701,820)	(163,021,881)
Total distributions	(1,168,107,200)	(997,270,466)
From fund share transactions	1,542,976,371	3,091,077,804
Total increase	1,741,838,877	2,706,329,222
Net assets
Beginning of year	24,387,177,373	21,680,848,151
End of year	$26,129,016,250	$24,387,177,373
41	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.34	$16.32	$16.37
Net investment income[1]	0.55	0.51	0.46	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.15	(0.20)	(0.85)	(1.82)	0.19
Total from investment operations	0.70	0.31	(0.39)	(1.41)	0.63
Less distributions
From net investment income	(0.56)	(0.54)	(0.49)	(0.48)	(0.50)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.56)	(0.54)	(0.49)	(0.57)	(0.68)
Net asset value, end of period	$13.37	$13.23	$13.46	$14.34	$16.32
Total return (%)[2,3]	5.32	2.35	(2.66)	(8.89)	3.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1,889	$1,865	$1,756	$1,903	$2,139
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.78	0.76	0.78
Expenses including reductions	0.76	0.77	0.77	0.76	0.77
Net investment income	4.08	3.88	3.35	2.56	2.65
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	42

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.34	$16.32	$16.37
Net investment income[1]	0.46	0.42	0.36	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.14	(0.21)	(0.84)	(1.81)	0.19
Total from investment operations	0.60	0.21	(0.48)	(1.52)	0.51
Less distributions
From net investment income	(0.46)	(0.44)	(0.40)	(0.37)	(0.38)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.46)	(0.44)	(0.40)	(0.46)	(0.56)
Net asset value, end of period	$13.37	$13.23	$13.46	$14.34	$16.32
Total return (%)[2,3]	4.59	1.63	(3.34)	(9.53)	3.10
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$89	$115	$164	$239
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.48	1.48	1.46	1.48
Expenses including reductions	1.46	1.47	1.47	1.46	1.47
Net investment income	3.37	3.17	2.63	1.85	1.94
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
43	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.35	$16.33	$16.37
Net investment income[1]	0.59	0.55	0.50	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.15	(0.21)	(0.86)	(1.81)	0.20
Total from investment operations	0.74	0.34	(0.36)	(1.36)	0.69
Less distributions
From net investment income	(0.60)	(0.57)	(0.53)	(0.53)	(0.55)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.60)	(0.57)	(0.53)	(0.62)	(0.73)
Net asset value, end of period	$13.37	$13.23	$13.46	$14.35	$16.33
Total return (%)[2]	5.64	2.65	(2.44)	(8.61)	4.20
Ratios and supplemental data
Net assets, end of period (in millions)	$6,687	$6,218	$5,678	$5,375	$6,244
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	0.48	0.48	0.46	0.48
Expenses including reductions	0.46	0.47	0.47	0.46	0.47
Net investment income	4.38	4.17	3.65	2.86	2.95
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	44

CLASS R2 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.36	$16.34	$16.39
Net investment income[1]	0.54	0.50	0.45	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.14	(0.20)	(0.86)	(1.81)	0.18
Total from investment operations	0.68	0.30	(0.41)	(1.42)	0.61
Less distributions
From net investment income	(0.55)	(0.52)	(0.48)	(0.47)	(0.48)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.55)	(0.52)	(0.48)	(0.56)	(0.66)
Net asset value, end of period	$13.38	$13.25	$13.47	$14.36	$16.34
Total return (%)[2]	5.15	2.34	(2.81)	(8.96)	3.73
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$59	$61	$65	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.86	0.87
Expenses including reductions	0.85	0.86	0.85	0.85	0.86
Net investment income	3.99	3.79	3.27	2.44	2.56
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
45	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.37	$16.35	$16.39
Net investment income[1]	0.57	0.54	0.47	0.44	0.47
Net realized and unrealized gain (loss) on investments	0.15	(0.20)	(0.85)	(1.82)	0.19
Total from investment operations	0.72	0.34	(0.38)	(1.38)	0.66
Less distributions
From net investment income	(0.58)	(0.56)	(0.52)	(0.51)	(0.52)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.58)	(0.56)	(0.52)	(0.60)	(0.70)
Net asset value, end of period	$13.39	$13.25	$13.47	$14.37	$16.35
Total return (%)[2]	5.49	2.59	(2.64)	(8.72)	4.05
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$20	$40	$81	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.71	0.72	0.71	0.72
Expenses including reductions	0.60	0.61	0.61	0.60	0.61
Net investment income	4.25	4.03	3.45	2.76	2.81
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	46

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.26	$13.48	$14.37	$16.35	$16.40
Net investment income[1]	0.61	0.57	0.51	0.47	0.51
Net realized and unrealized gain (loss) on investments	0.14	(0.20)	(0.85)	(1.81)	0.19
Total from investment operations	0.75	0.37	(0.34)	(1.34)	0.70
Less distributions
From net investment income	(0.62)	(0.59)	(0.55)	(0.55)	(0.57)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.62)	(0.59)	(0.55)	(0.64)	(0.75)
Net asset value, end of period	$13.39	$13.26	$13.48	$14.37	$16.35
Total return (%)[2]	5.67	2.85	(2.32)	(8.50)	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$13,363	$12,063	$10,573	$10,523	$10,341
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.37	0.37	0.36	0.37
Expenses including reductions	0.35	0.36	0.36	0.35	0.36
Net investment income	4.49	4.29	3.76	2.97	3.05
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
47	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.37	$16.35	$16.39
Net investment income[1]	0.61	0.57	0.51	0.47	0.51
Net realized and unrealized gain (loss) on investments	0.15	(0.20)	(0.86)	(1.81)	0.20
Total from investment operations	0.76	0.37	(0.35)	(1.34)	0.71
Less distributions
From net investment income	(0.62)	(0.59)	(0.55)	(0.55)	(0.57)
From net realized gain	—	—	—	(0.09)	(0.18)
Total distributions	(0.62)	(0.59)	(0.55)	(0.64)	(0.75)
Net asset value, end of period	$13.39	$13.25	$13.47	$14.37	$16.35
Total return (%)[2]	5.76	2.85	(2.38)	(8.49)	4.32
Ratios and supplemental data
Net assets, end of period (in millions)	$4,037	$4,072	$3,458	$3,759	$4,458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.36	0.36	0.35	0.36
Expenses including reductions	0.35	0.35	0.35	0.34	0.35
Net investment income	4.50	4.30	3.77	2.98	3.07
Portfolio turnover (%)	100	133	108	110	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	48

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
49	JOHN HANCOCK Bond Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,341,747,233	—	$14,341,747,233	—
Corporate bonds	9,282,885,887	—	9,282,885,887	—
Municipal bonds	11,141,654	—	11,141,654	—
Term loans	78,366,804	—	78,366,804	—
Collateralized mortgage obligations	942,730,786	—	942,730,786	—
Asset-backed securities	1,216,358,799	—	1,216,358,799	—
Common stocks	1,879,575	—	1,879,575	—
Preferred securities	9,111,172	$9,111,172	—	—
Short-term investments	158,161,006	158,161,006	—	—
Total investments in securities	$26,042,382,916	$167,272,178	$25,875,110,738	—
Derivatives:
Liabilities
Futures	$(131,065)	$(131,065)	—	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before
| JOHN HANCOCK Bond Fund	50

its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
51	JOHN HANCOCK Bond Fund |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2025, the fund loaned securities valued at $104,136,950 and received $106,406,651 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2025 were $120,165.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $1,534,806,158 and a long-term capital loss carryforward of $1,431,227,930 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$1,168,107,200	$997,270,466
| JOHN HANCOCK Bond Fund	52

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $17,334,145 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2025, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging from $48.5 million to $666.3 million, as measured at each quarter end.
53	JOHN HANCOCK Bond Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(131,065)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$14,773,123
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$206,925
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Bond Fund	54

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$165,709
Class C	7,172
Class I	574,249
Class R2	4,982
Class	Expense reduction
Class R4	$1,941
Class R6	1,131,976
Class NAV	359,366
Total	$2,245,395

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $22,458 for Class R4 shares for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,310,972 for the year ended May 31, 2025. Of this amount, $186,035 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,124,937 was paid as sales commissions to broker-dealers.
55	JOHN HANCOCK Bond Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $35,922 and $8,718 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,753,753	$2,188,950
Class C	830,431	94,669
Class I	—	7,595,895
Class R2	288,010	2,780
Class R4	78,244	1,082
Class R6	—	630,357
Total	$6,950,438	$10,513,733
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	29,406,260	$397,672,325	36,656,315	$481,396,308
Distributions reinvested	5,748,769	77,686,678	5,380,087	71,112,001
Repurchased	(34,762,976)	(468,815,294)	(31,628,720)	(417,477,395)
Net increase	392,053	$6,543,709	10,407,682	$135,030,914
| JOHN HANCOCK Bond Fund	56

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	988,298	$13,428,606	1,355,013	$17,964,264
Distributions reinvested	201,894	2,728,411	240,706	3,180,569
Repurchased	(2,404,877)	(32,413,322)	(3,364,641)	(44,409,947)
Net decrease	(1,214,685)	$(16,256,305)	(1,768,922)	$(23,265,114)
Class I shares
Sold	193,850,962	$2,619,987,231	204,515,152	$2,703,679,676
Distributions reinvested	20,689,871	279,596,954	18,461,258	244,011,512
Repurchased	(184,163,521)	(2,481,165,274)	(175,098,686)	(2,308,058,512)
Net increase	30,377,312	$418,418,911	47,877,724	$639,632,676
Class R2 shares
Sold	1,200,823	$16,231,418	1,167,353	$15,468,314
Distributions reinvested	116,091	1,570,570	123,821	1,638,519
Repurchased	(1,645,013)	(22,158,584)	(1,414,180)	(18,710,611)
Net decrease	(328,099)	$(4,356,596)	(123,006)	$(1,603,778)
Class R4 shares
Sold	635,270	$8,545,489	982,585	$12,882,410
Distributions reinvested	71,376	965,983	109,986	1,452,422
Repurchased	(414,357)	(5,576,500)	(2,519,652)	(33,615,059)
Net increase (decrease)	292,289	$3,934,972	(1,427,081)	$(19,280,227)
Class R6 shares
Sold	251,623,933	$3,422,717,140	250,329,493	$3,321,419,183
Distributions reinvested	43,903,693	594,334,027	37,370,452	494,896,607
Repurchased	(207,618,429)	(2,804,843,765)	(162,118,448)	(2,142,607,154)
Net increase	87,909,197	$1,212,207,402	125,581,497	$1,673,708,636
Class NAV shares
Sold	31,638,504	$429,045,969	67,608,459	$907,158,173
Distributions reinvested	14,017,248	189,701,820	12,315,413	163,021,881
Repurchased	(51,344,035)	(696,263,511)	(29,248,282)	(383,325,357)
Net increase (decrease)	(5,688,283)	$(77,515,722)	50,675,590	$686,854,697
Total net increase	111,739,784	$1,542,976,371	231,223,484	$3,091,077,804
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
57	JOHN HANCOCK Bond Fund |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $7,914,449,207 and $6,792,726,707, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $19,370,191,010 and $18,973,283,937, respectively, for the year ended May 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2025, funds within the John Hancock group of funds complex held 15.5% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	15,811,989	$172,900,346	$5,897,828,838	$(5,912,704,928)	$93,517	$43,233	$6,638,714	—	$158,161,006

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Bond Fund	58

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
59	JOHN HANCOCK BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK BOND FUND	60

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543866	21A 5/25
7/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 11, 2025